Pending Merger	12 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Pending Merger
Note 2.  Pending Merger

II-VI and Finisar Corporation (“Finisar”) have entered into an Agreement and Plan of Merger, dated as of November 8, 2018 (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, Mutation Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of II-VI, will be merged with and into Finisar, and Finisar will continue as the surviving corporation in the merger and a wholly owned subsidiary of II-VI (the “Merger”).
If the Merger is consummated, Finisar stockholders will be entitled to receive, at their election, consideration per share of common stock of Finisar (the “Finisar Common Stock”) consisting of (i) $26.00 in cash, without interest (the “Cash Election Consideration”), (ii) 0.5546 shares of II-VI common stock (the shares, the “II-VI Common Stock,” and the consideration, the “Stock Election Consideration”), or (iii) a combination of $15.60 in cash, without interest, and 0.2218 shares of II-VI Common Stock (the “Mixed Election Consideration,” and, together with the Cash Election Consideration and the Stock Election Consideration, the “Merger Consideration”). The Cash Election Consideration and the Stock Election Consideration are subject to proration adjustment pursuant to the terms of the Merger Agreement such that the aggregate Merger Consideration will consist of approximately 60% cash and approximately 40% II-VI Common Stock (assuming a per share price of II-VI common stock equal to the price when the Merger Agreement was signed on November 8, 2018, which was $46.88 per share) regardless of the individual election.
At the effective time of the Merger (the “Effective Time”), each option granted pursuant to Finisar’s 2005 Stock Incentive Plan, as such plan has been further amended and restated (each, a “Finisar Stock Option”), or portion thereof, that is outstanding and unexercised as of immediately prior to the Effective Time (whether vested or unvested) will be cancelled, terminated and converted into the right to receive an amount of Mixed Election Consideration that would be payable to a holder of such number of shares of Finisar Common Stock equal to the quotient of (i) the product of (a) the excess, if any, of $26.00 over the exercise price per share of such Finisar Stock Option multiplied by (b) the number of shares of Finisar Common Stock subject to such Finisar Stock Option, divided by (ii) $26.00.

At the Effective Time, each restricted stock unit granted pursuant to Finisar’s 2005 Stock Incentive Plan, as such plan has been further amended and restated, each, a “Finisar Restricted Stock Unit”), or portion thereof, that is outstanding and subject to a performance-based vesting condition that relates solely to the value of Finisar Common Stock will, to the extent such Finisar Restricted Stock Unit vests in accordance with its terms in connection with the Merger (the “Participating RSUs”), be cancelled and extinguished and converted into the right to receive the Cash Election Consideration, the Stock Election Consideration or the Mixed Election Consideration at the election of the holder of such Participating RSUs, subject to proration adjustment.

At the Effective Time, each Finisar Restricted Stock Unit (or portion thereof) that is outstanding and unvested, does not vest in accordance with its terms in connection with the Merger and is either (x) subject to time-based vesting requirements only or (y) subject to a performance-based vesting condition other than the value of Finisar Common Stock will be assumed by II-VI (each, an “Assumed RSU”). Each Assumed RSU will be subject to substantially the same terms and conditions as applied to the related Finisar Restricted Stock Unit immediately prior to the Effective Time, including the vesting schedule (and the applicable performance-vesting conditions in the case of a grant contemplated by clause (y) of the preceding sentence) and any provisions for accelerated vesting applicable thereto, except that the number of shares of II-VI Common Stock subject to each Assumed RSU will be equal to the product of (i) the number of shares of Finisar Common Stock underlying such unvested Finisar Restricted Stock Unit award as of immediately prior to the Effective Time multiplied by (ii) the sum of (a) 0.2218 plus (b) the quotient obtained by dividing (1) $15.60 by (2) the volume weighted average price per share of II-VI Common Stock (rounded to the nearest cent) on the Nasdaq Global Select Market for the ten consecutive trading days ending on (and including) the third trading day immediately prior to the Effective Time (with the resulting number rounded down to the nearest whole share).

II-VI filed with the Securities and Exchange Commission a registration statement on Form S-4 relating to the Merger, and that registration statement became effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933, as amended, on February 7, 2019. Shareholders of II-VI and stockholders of Finisar voted to approve proposals related to the Merger at special meetings held on March 26, 2019 by the respective companies.

The waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, with respect to the Merger has expired without a request for additional information.  Other regulatory approvals applicable to the Merger have been obtained in Germany, Mexico and Romania.

On November 8, 2018, in connection with its entry into the Merger Agreement, II-VI entered into a commitment letter (together with a related fee letter) with Bank of America, N.A., which was subsequently amended and restated on December 7, 2018 and on December 14, 2018 (together with one or more related fee letters, the “Commitment Letter”). Subject to the terms and conditions set forth in the Commitment Letter, the lender parties thereto severally committed to provide 100% of up to $2.425 billion in aggregate principal amount of senior secured credit facilities of II-VI.
On March 4, 2019, II-VI entered into a Credit Agreement (the “New Credit Agreement”), by and among the Company, Bank of America, N.A., as Administrative Agent, Swing Line Lender and a L/C Issuer, and the other lenders party thereto. Pursuant to the terms and subject to the conditions therein, the New Credit Agreement provides for senior secured financing of $1.625 billion in the aggregate, consisting of (i) a five-year senior secured first-lien term A loan facility in an aggregate principal amount of $1.175 billion (the “Term A Facility”) and (ii) a five-year senior secured first-lien revolving credit facility in an aggregate principal amount of $450.0 million (the “Revolving Credit Facility” and together with the Term A Facility, the “New Senior Credit Facilities”). The New Credit Agreement also provides for a letter of credit sub-facility not to exceed $25.0 million and a swing loan sub-facility initially not to exceed $20.0 million, subject to adjustment in accordance with the terms of the New Credit Agreement. II-VI anticipates using the proceeds from the Term A Facility, together with a separately committed term B loan facility in an aggregate principal amount of up to $720.0 million (the “Term B Facility”) and cash and short-term investments of II-VI and Finisar, to pay the cash portion of the merger consideration payable in connection with the Merger and related fees and expenses. II-VI currently does not intend to draw on the Revolving Credit Facility in order to fund the cash portion of the merger consideration payable in connection with the Merger.
The funding obligations of the lenders under the New Senior Credit Facilities are subject to certain currently unsatisfied conditions, including the consummation of the Merger. Accordingly, no borrowings are currently outstanding under the New Senior Credit Facilities, and II-VI currently is not able to borrow under the New Senior Credit Facilities. Further, II-VI expects that the New Credit Agreement will be amended prior to the Closing Date to reflect syndication of the Term B Facility and to finalize certain other terms in the New Credit Agreement. Upon the consummation of the Merger, the New Senior Credit Facilities, governed by the New Credit Agreement as it may be amended as of such time, will be used (i) to refinance in full the Amended Credit Facility (as defined in Note 9) and (ii) on or after the date of the consummation of the Merger, to repay amounts owed in connection with Finisar’s outstanding convertible notes, currently in an aggregate principal amount outstanding of $575.0 million, including the proceeds of a portion of the Term A Facility which will be available to II-VI for a certain period after the initial funding under the New Senior Credit Facilities.
Unless and until the Merger is consummated and the other currently unsatisfied conditions to the funding obligations of the lenders under the New Senior Credit Facilities are satisfied or waived, the Amended Credit Facility remains in effect in accordance with its terms.

The completion of the Merger is subject to the satisfaction or waiver of certain additional customary closing conditions, including review and approval of the Merger by the State Administration for Market Regulation in China. The Company is planning to refile with the State Administration for Market Regulation in China, extending the approval period. Subject to the satisfaction or waiver of each of the closing conditions, II-VI and Finisar expect that the Merger will be completed in the second half of calendar 2019.  However, it is possible that factors outside the control of both companies could result in the Merger being completed at a different time or not at all.